Acquisitions & Divestitures - Subsequent events (Details) - Major purchases of assets shares in Thousands, $ in Thousands	Jul. 10, 2024 USD ($) shares
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Shares authorized and reserved for issuance (in shares) | shares	2,400
Crescent Pass Energy
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration transferred, acquisition-date fair value | $	$ 106,000